LONG-TERM INVESTMENTS, NET - Investment in Yuanjing Mingchuang and Shengdu (Details) $ in Thousands		12 Months Ended
	Jul. 05, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 31, 2021 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Total cash consideration				¥ 120,000,000
Impairment on equity investments without readily determinable fair values		¥ 591,876,000	$ 85,814	183,789,000	¥ 9,000,000
Total carry value		61,640,000		1,106,355,000
Upward adjustment		0		0
Private equity fund
Equity Securities without Readily Determinable Fair Value [Line Items]
Total carry value		91,000,000.0		126,400,000
Investments Accounted for Under Measurement Alternative
Equity Securities without Readily Determinable Fair Value [Line Items]
Total carry value		61,600,000		1,106,400,000
Yuanjing Mingchuang
Equity Securities without Readily Determinable Fair Value [Line Items]
Percentage of ownership interest acquired						29.16%
Total cash consideration						¥ 700,000,000
Impairment on equity investments without readily determinable fair values		517,100,000		168,000,000.0
Total carry value		¥ 14,930,000		532,035,000
Shengdu
Equity Securities without Readily Determinable Fair Value [Line Items]
Percentage of ownership interest acquired		6.00%
Total cash consideration				480,000,000
Percentage of Equity interest which company agreed to acquire	100.00%
Total consideration	¥ 8,000,000,000
Total carry value				¥ 480,000,000